CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2021	Dec. 31, 2020
Preferred stock, shares authorized	29,626,090	29,626,090
Preferred stock, shares issued	29,626,090	29,626,090
Preferred stock, shares outstanding	29,626,090	29,626,090
Class B Common Stock
Common stock, par value	$ 0.0001	$ 0.0001
Common shares, shares authorized	500,000,000	500,000,000
Common shares, shares issued	27,391,338	34,362,554
Common shares, shares outstanding	27,143,111	34,114,327
Class A Common Stock
Common stock, par value	$ 0.0001	$ 0.0001
Common shares, shares authorized	500,000,000	500,000,000
Common shares, shares issued	12,803,162	5,034,459
Common shares, shares outstanding	5,081,771	5,034,459
890 5TH AVENUE PARTNERS, INC.
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Purchase price, per unit	$ 10.00	$ 10.00
890 5TH AVENUE PARTNERS, INC. | Class F Common Stock
Common stock, par value	$ 0.0001	$ 0.0001
Common shares, shares authorized	25,000,000	25,000,000
Common shares, shares issued	7,187,500	7,187,500
Common shares, shares outstanding	7,187,500	7,187,500
890 5TH AVENUE PARTNERS, INC. | Class F Common Stock | Over-allotment option
Maximum shares subject to forfeiture		937,500
890 5TH AVENUE PARTNERS, INC. | Class A Common Stock
Common stock, par value	$ 0.0001	$ 0.0001
Common shares, shares authorized	500,000,000	500,000,000
Common shares, shares issued	777,500	0
Common shares, shares outstanding	777,500	0
Share subject to possible redemption (in shares)	28,750,000
Purchase price, per unit	$ 10.00	$ 11.50
890 5TH AVENUE PARTNERS, INC. | Class A Common Stock Subject to Redemption
Common stock, par value	$ 0.0001	$ 0.0001
Share subject to possible redemption (in shares)	28,750,000	0
Purchase price, per unit	$ 10.00	$ 10.00